Government Grants (Tables)	12 Months Ended
Dec. 31, 2025
Government grants [Abstract]
Schedule of Disclosure of Movement in Deferred Income From Government Grants
The following table presents the movement in deferred income from government grants for the years ended December 31, 2025 and 2024:

(in millions)	December 31, 2025	December 31, 2024
Beginning balance	$327	$360
Received/receivable during the period	31	34
Released to the consolidated statements of operations	(97)	(67)
Ending balance	$261	$327

Current	59	92
Non-current	202	235
Total	$261	$327

Schedule of Disclosure of Government Grants Recognized in Consolidated Statement of Operations
Government grants were recognized in the consolidated statements of operations as follows:

(in millions)	December 31, 2025	December 31, 2024	December 31, 2023
Cost of revenue	$33	$31	$29
Research and development expenses	64	36	29
Total balance	$97	$67	$58